091-09350fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

RECEIVED
2010 JUL 27 PM 4:31
SEC / TM

[redacted]

10047982

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
WisdomTree Asset Management Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

DEM: Wisdom Tree Emerging Markets High Yielding Equity Index; DEW: WisdomTree Europe High Yielding Equity Index; DFE: WisdomTree Europe SmallCap Dividend Index; DFJ: WisdomTree Japan SmallCap Dividend Index; DGS: WisdomTree Emerging Markets Small Cap Dividend Index; DIM: WisdomTree International MidCap Dividend Index; DLS: WisdomTree International SmallCap Dividend Index; DND: WisdomTree Pacific ex-Japan Index; DNH: WisdomTree Pacific ex Japan High Yielding Equity Index; DNL: WisdomTree ex-US Growth Index; DOL: WisdomTree International LargeCap Dividend Index; DTH: WisdomTree DEFA High-Yielding Equity Index; DWM: WisdomTree DEFA Index; DXJ: WisdomTree Japan Dividend Index; EPI: WisdomTree India Earnings Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DEM, DEW, DFE, DFJ, DGS, DIM, DLS, DND, DNH, DNL, DOL, DTH, DWM, DXJ, EPI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

DEM: Taiwan, Brazil, Turkey, South Africa, Israel; DEW: UK, France, Italy, Spain, Germany; DFE: UK, Sweden, Italy, Germany, Finland; DFJ: Japan; DGS: Taiwan, South Africa, Thailand, Korea, Malaysia; DIM: UK, Australia, Japan, France, Italy; DLS: Japan, UK, Australia, Singapore, Sweden; DND: Australia, Hong Kong, Singapore, New Zealand; DNH: Australia, Hong Kong, New Zealand, Singapore; DNL: Japan; DOL: UK, France, Germany, Spain, Italy; DTH: UK, France, Australia, Italy, Spain; DWM: UK, France, Australia, Japan, Italy; DXJ: Japan; EPI: India

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EWH
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010